CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2009 INR		Mar. 31, 2011 Per ADS information (where 1 ADS represents 3 shares) USD ($)	Mar. 31, 2011 Per ADS information (where 1 ADS represents 3 shares) INR	Mar. 31, 2010 Per ADS information (where 1 ADS represents 3 shares) INR	Mar. 31, 2009 Per ADS information (where 1 ADS represents 3 shares) INR
Interest and dividend revenue:
Loans	$ 3,451.1		153,719.7		118,364.5		117,281.5
Trading securities	67.7		3,013.8		4,445.2		3,382.3
Available for sale securities	914.7		40,739.8		33,304.6		35,636.9
Other	107.3		4,778.7		2,537.0		2,696.1
Total interest and dividend revenue	4,540.8		202,252.0		158,651.3		158,996.8
Interest expense:
Deposits	1,801.0		80,216.3		69,854.0		76,748.1
Short-term borrowings	120.3		5,357.1		1,420.4		5,799.6
Long-term debt	184.7		8,224.9		6,052.6		3,490.3
Other	1.2		51.4		393.0		76.9
Total interest expense	2,107.2		93,849.7		77,720.0		86,114.9
Net interest revenue	2,433.6		108,402.3		80,931.3		72,881.9
Provision for credit losses	216.0		9,621.9		18,193.9		20,394.9
Net interest revenue after provision for credit losses	2,217.6		98,780.4		62,737.4		52,487.0
Non-interest revenue, net:
Fees and commissions	869.3		38,718.9		30,469.3		25,672.1
Trading securities gain/(loss), net	(13.4)		(598.3)		100.2		1,114.2
Realized gain on sales of available for sale securities, net	8.4		375.7		4,574.9		2,939.9
Other than temporary impairment losses on available for sale securities	(4.2)		(186.7)		(445.5)		(112.4)
Foreign exchange transactions	275.8		12,283.4		5,091.6		4,703.9
Derivatives gain/(loss), net	(87.0)		(3,873.8)		2,911.0		(2,063.8)
Other, net	2.2		96.2		198.2		1,349.1
Total non-interest revenue, net	1,051.1		46,815.4		42,899.7		33,603.0
Total revenue, net	3,268.7		145,595.8		105,637.1		86,090.0
Non-interest expense:
Salaries and staff benefits	850.1		37,865.6		31,665.9		29,169.0
Premises and equipment	278.8		12,419.8		11,033.2		8,650.7
Depreciation and amortization	115.4		5,138.6		4,133.7		3,731.4
Administrative and other	547.5		24,387.6		17,808.6		18,332.8
Amortization of intangible assets	57.4		2,558.6		3,769.5		3,271.0
Total non-interest expense	1,849.2		82,370.2		68,410.9		63,154.9
Income before income tax expense	1,419.5		63,225.6		37,226.2		22,935.1
Income tax expense	487.2	[1]	21,698.3	[1]	12,338.4	[1]	7,737.4	[1]
Net income before noncontrolling interest	932.3		41,527.3		24,887.8		15,197.7
Less: Net income attributable to noncontrolling interest	7.4		330.4		317.1		93.4
Net income attributable to HDFC Bank Limited	$ 924.9		41,196.9		24,570.7		15,104.3
Per share information:
Earnings per share-basic	$ 0.40		17.84		11.26		7.28		$ 1.20	53.52	33.78	21.84
Earnings per share-diluted	$ 0.39		17.59		11.12		7.24		$ 1.17	52.77	33.36	21.72

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs.5,021.8 million, Rs.2,955.3 million and Rs.2,402.1 million for fiscals 2009, 2010 and 2011, respectively.